BANK LOANS - Long-term bank loan - Narrative (Details)			1 Months Ended		12 Months Ended
	Jun. 06, 2023 CNY (¥)	Jun. 06, 2023 USD ($)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 06, 2023 USD ($)	Aug. 31, 2022 USD ($)	Apr. 13, 2022
BANK LOANS
Interest rate (as a percent)					8.90%	8.90%
Proceeds from debt					¥ 13,491,481	$ 1,860,560	¥ 10,000,000	¥ 16,020,000
Repayments of debt					11,040,000	1,522,486	15,000,000	10,540,000
Interest expense on bank loan					416,481	57,435	¥ 486,757	¥ 602,124
Bank of Kunlun
BANK LOANS
Face amount of debt			¥ 2,900,000							$ 399,928
Term of debt			18 months	18 months
Proceeds from debt			¥ 1,000,000	$ 137,906
Repayments of debt					¥ 50,000	$ 6,896
Collateral value of debt			¥ 6,500,000							$ 900,000
Industrial and Commercial Bank of China | Revolving loan facility
BANK LOANS
Term of debt	1 year	1 year
Interest rate (as a percent)	2.50%								2.50%
Proceeds from debt	¥ 5,000,000	$ 689,532
Repayments of debt	5,000,000	$ 689,532
Collateral value of debt | ¥	17,600,000
Maximum borrowing capacity	10,000,000								$ 1,379,063
China Construction Bank
BANK LOANS
Face amount of debt	¥ 1,500,000								$ 207,064
Interest rate (as a percent)	3.95%								3.95%
Beijing Rural Commercial Bank
BANK LOANS
Interest rate (as a percent)											4.60%
Beijing Rural Commercial Bank | Revolving loan facility
BANK LOANS
Collateral value of debt | $									$ 2,400,000
Bank of Nanjing
BANK LOANS
Interest rate (as a percent)			6.00%							6.00%